UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-NT

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 29, 2006

Check here if Amendment [  ];          Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:    BlackRock (Channel Islands) Ltd
Address: Forum House, Grenville Street, St Helier
         Jersey, Channel Islands JE1 0BR


13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jeff Hiller
Title: Attorney-In-Fact*
Phone: 609-282-1271

Signature, Place and Date of Signing:




/s/ Jeffrey Hiller    Plainsboro, New Jersey     Feb. 14, 2007

*Signed pursuant to Power Of Attorney dated February 8,
2007 included as attachment to this Form 13F-NT filed with the Securities and Exchange Commission by BlackRock Investment Management (Channel Islands)
Ltd.


Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager

Form 13F File Number    Name
--------------------    --------------------------
     028-05115          BlackRock Group Limited